Note 8. Income Taxes (Details) (USD $)	Aug. 31, 2013
Details
Deferred Tax Assets, Net of Valuation Allowance	$ 1,362,489	[1]
Liability for Uncertain Tax Positions, Current	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0

[1]	assuming a 35% effective tax rate